Short Term Debt (Details) - Schedule of short term debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short Term Debt Disclosure [Abstract]
Total short term borrowings	$ 17,032	$ 11,529
Short-term credit from banks one [Member]
Short Term Debt Disclosure [Abstract]
Linkage basis	NIS
Total short term borrowings	$ 4,644	1,259
Short-term credit from banks one [Member] | Minimum [Member]
Short Term Debt Disclosure [Abstract]
Interest rate %	1.80%
Short-term credit from banks one [Member] | Maximum [Member]
Short Term Debt Disclosure [Abstract]
Interest rate %	2.30%
Current maturities of long-term loans from financial institutions and banks [Member]
Short Term Debt Disclosure [Abstract]
Linkage basis	NIS
Total short term borrowings	$ 8,638	10,270
Current maturities of long-term loans from financial institutions and banks [Member] | Minimum [Member]
Short Term Debt Disclosure [Abstract]
Interest rate %	1.70%
Current maturities of long-term loans from financial institutions and banks [Member] | Maximum [Member]
Short Term Debt Disclosure [Abstract]
Interest rate %	3.14%
Current maturities of long-term loans from financial institutions and banks [Member]
Short Term Debt Disclosure [Abstract]
Linkage basis	USD
Interest rate %	2.10%
Total short term borrowings	$ 3,750